Financial risk management - Summary of changes in liabilities arising from financing activities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	S/ 8,050,357	S/ 8,625,837
Dividends payable	516,164	756,041
Cash flow	(2,672,177)	(925,444)
Effect of movement in exchange rate	(132,895)	(389,268)
Others	1,316	(16,809)
Balance as of December 31	5,762,765	8,050,357
Inter-bank funds [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	30,012	0
Cash flow	91,245	30,482
Effect of movement in exchange rate	(1,592)	(470)
Others	47
Balance as of December 31	119,712	30,012
Bonds, notes and other obligations [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	7,906,303	8,389,672
Cash flow	(2,189,040)	(137,900)
Effect of movement in exchange rate	(131,024)	(385,850)
Others	(34,610)	40,381
Balance as of December 31	5,551,629	7,906,303
Lease liability related to right-of-use assets [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	112,581	234,946
Cash flow	(57,818)	(62,320)
Effect of movement in exchange rate	(279)	(2,948)
Others	36,029	(57,097)
Balance as of December 31	90,513	112,581
Dividends payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	1,461	1,219
Dividends payable	516,164	756,041
Cash flow	(516,564)	(755,706)
Others	(150)	(93)
Balance as of December 31	S/ 911	S/ 1,461